FUNDING DEBTS	12 Months Ended
Dec. 31, 2019
Funding Debts
FUNDING DEBTS
FUNDING DEBTS

9. FUNDING DEBTS

The following table summarizes the Group’s outstanding Funding Debts as of December 31, 2018 and 2019, respectively:

	As of December 31,
	2018	2019
	(RMB in thousands)
Short-term:
Liabilities to Individual Investors—Juzi Licai	3,014,670	793,356
Liabilities to other funding partners	1,631,371	2,962,172
Total short-term Funding Debts	4,646,041	3,755,528
Long-term:
Liabilities to Individual Investors—Juzi Licai	81,168	—
Liabilities to other funding partners	76,719	450,595
Total long-term Funding Debts	157,887	450,595

For the years ended December 31, 2017, 2018 and 2019, the following significant activities took place related to the Group’s funding partners:

Liabilities to Individual Investors on Juzi Licai under the Old Model

The Group finances its on-balance sheet loans using the proceeds from Individual Investors on Juzi Licai by offering various Investment Programs. As of December 31, 2018 and 2019, the terms of those Investment Programs were all within 24 months with weighted average interest rates of 7.6% and 7.7%, respectively. As of December 31, 2018 and 2019, Individual Investors on Juzi Licai funded an aggregate amount of RMB3,341.4 million and RMB821.4 million in outstanding financing receivables originated by the Group, respectively.

Liabilities to other funding partners

The Group finances its on-balance sheet loans using the proceeds from other funding partners, including the third-party investors of the consolidated Trusts and asset-backed securitized debts, and certain Institutional Funding Partners.

Those liabilities to other funding partners bearing weighted average interest rates of 10.0% and 9.7% as of December 31, 2018 and 2019, respectively. As of December 31, 2018 and 2019, other funding partners funded an aggregate amount of RMB2,374.7 million and RMB3,005.0 million in outstanding financing receivables originated by the Group, respectively. As of December 31, 2018 and 2019, financing receivables amounting to RMB34.9 million and RMB420.4 million were pledged as collaterals to secure the underlying loans funded by other funding partners, respectively.

Maturities of Funding Debts

The following table summarizes the contractual maturity dates of the Group’s Funding Debts and associated interest payments as of December 31, 2019.

	1 - 12 months	13 - 24 months	25 - 36 months	37 - 48 months	49 - 60 months	Total
	(RMB in thousands)
Liabilities to other funding partners	2,962,172	450,595	—	—	—	3,412,767
Liabilities to Individual Investors—Juzi Licai	793,356	—	—	—	—	793,356
Total Funding Debts	3,755,528	450,595	—	—	—	4,206,123
Interest payments(i)	237,135	25,972	—	—	—	263,107
Total interest payments	237,135	25,972	—	—	—	263,107
(i)	Interest payments for Funding Debts with variable interest rates are calculated using the interest rate as of December 31, 2019.